Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
U.S. federal	$ 2,136	$ 1,730	$ 982
U.S. state and local	264	288	189
Non-U.S.	412	514	445
Total current income tax expense	2,812	2,532	1,616
Deferred income tax expense (benefit):
U.S. federal	352	113	359
U.S. state and local	39	4	39
Non-U.S.	(97)	(120)	(45)
Total deferred income tax expense	294	(3)	353
Total income tax expense on continuing operations	$ 3,106	$ 2,529	$ 1,969